STATEMENT OF COMPLIANCE BASIS OF PREPARATION	12 Months Ended
Jan. 31, 2022
STATEMENT OF COMPLIANCE BASIS OF PREPARATION

2. STATEMENT OF COMPLIANCE BASIS OF PREPARATION

a) Statement of Compliance

These consolidated financial statements were authorized for issue on May 31, 2022, by the directors of the Company.

The Company’s consolidated financial statements, including comparatives, have been prepared in accordance with accounting policies consistent with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

For all periods up to and including the year ended January 31, 2021, the Company prepared its financial statements in accordance with United States generally accepted accounting principles (“GAAP”). The consolidated financial statements for the year ended January 31, 2022, are the first the Company has prepared in accordance with IFRS. Refer to Note 4 for information on the IFRS adoption process.

b) Basis of Presentation

The consolidated financial statements of the Company as at and for the years ended January 31, 2022 and 2021 comprise of the Company and its wholly-owned subsidiary, Minera Polymet SpA, (together referred to as “Red Metal”, the “Company”). Polymet is consolidated from the date of its incorporation, as Red Metal is the sole shareholder and therefore has the control and power to govern the financial and operating policies of Miner Polymet as to obtain benefits from its activities. The Company will continue to consolidate until the date Red Metal will no longer have control over Polymet. The financial statements of Polymet are prepared for the same reporting period as the parent company, using consistent accounting policies. Balances, transactions, income and expenses between Red Metal and Polymet are eliminated on consolidation.

The consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except certain financial instruments, which are recorded at fair value. All amounts are expressed in Canadian dollars, the Company’s reporting currency (Notes 2(c) and 5).

The preparation of financial statements in compliance with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported expenses during the year. Actual results could differ from these estimates. The areas involving significant assumptions and estimates are disclosed in Note 6.

c) Foreign Currency Translation

Functional & presentation currencies

The functional currency of the Company is the US dollar. The functional currency of the Company’s subsidiary, Minera Polymet, is the Chilean peso, which is determined to be the currency of the primary economic environment in which Polymet operates.

During the year ended January 31, 2022, the Company changed its presentation currency from the US dollar (“USD”) to the Canadian dollar (“CAD”). The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to its peers. For more details, see Note 5 of these audited consolidated financial statements.